OTHER COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AOCI attributable to the shareowners of The Coca-Cola Company
Accumulated other comprehensive income (loss)	$ (3,385)	$ (2,774)
After-Tax Amount
Net foreign currency translation adjustment	(182)	(692)	(947)
Derivatives:
Net gain (loss) on derivatives	99	145	(120)
Available-for-sale securities:
Net change in unrealized gain (loss) on available-for-sale securities	178	(7)	102
Pension and other benefits liabilities:
Net change in pension and other benefit liabilities	(668)	(763)	282
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY
AOCI attributable to the shareowners of The Coca-Cola Company
Foreign currency translation adjustment	(1,665)	(1,445)
Accumulated derivative net gains (losses)	46	(53)
Unrealized net gains (losses) on available-for-sale securities	338	160
Adjustment to pension and other benefit liabilities	(2,104)	(1,436)
Accumulated other comprehensive income (loss)	(3,385)	(2,774)
Before-Tax Amount
Net foreign currency translation adjustment	(219)	(639)	(966)
Derivatives:
Unrealized gains (losses) arising during the year	77	(3)	(239)
Reclassification adjustments recognized in net income	82	243	17
Net gain (loss) on derivatives	159	240	(222)
Available-for-sale securities:
Unrealized gains (losses) arising during the year	248	(4)	115
Reclassification adjustments recognized in net income	(6)	10	18
Net change in unrealized gain (loss) in available-for-sale securities	242	6	133
Pension and other benefit liabilities:
Net pension and other benefits arisign during the year	(1,132)	(1,206)	397
Reclassification adjustments recognized in net income	92	31	35
Net change in pension and other benefits liabilities	(1,040)	(1,175)	432
Other comprehensive income (loss) attributable to The Coca-Cola Company	(858)	(1,568)	(623)
Income Tax
Net foreign currency translation adjustment	(1)	(1)	31
Derivatives:
Unrealized gains (losses) arising during the year	(29)	(1)	108
Reclassification adjustments recognized in net income	(31)	(94)	(6)
Net gain (loss) on derivatives	(60)	(95)	102
Availiable-for-sale securities:
Unrealized gains (losses) arising during the year	(64)	(8)	(25)
Reclassification adjustments recognized in net income	0	(5)	(6)
Net change in unrealized gain (loss) on availiable-for-sale securities	(64)	(13)	(31)
Pension and other benefits liabilities:
Net pension and other benefits arising during the year	405	423	(139)
Reclassification adjustments recognized in income	(33)	(11)	(11)
Net change in pension and other benefit liabilities	372	412	(150)
Other comprehensive income (loss) attributable to The Coca-Cola Company	247	303	(48)
After-Tax Amount
Net foreign currency translation adjustment	(220)	(640)	(935)
Derivatives:
Unrealized gains (losses) arising during the year	48	(4)	(131)
Reclassification adjustments recognized in net income	51	149	11
Net gain (loss) on derivatives	99	145	(120)
Available-for-sale securities:
Unrealized gains (losses) arising during the year	184	(12)	90
Reclassification adjustments recognized in net income	(6)	5	12
Net change in unrealized gain (loss) on available-for-sale securities	178	(7)	102
Pension and other benefits liabilities:
Net pension and other benefits arising during the year	(727)	(783)	258
Reclassification adjustments recognized in net income	59	20	24
Net change in pension and other benefit liabilities	(668)	(763)	282
Other comprehensive income (loss) attributable to The Coca-Cola Cpmpany	$ (611)	$ (1,265)	$ (671)